Entity-Wide Disclosure (Schedule of Property, Plant and Equipment by Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 208,415	$ 201,934
United States [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	91,230	101,272
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	108,978	94,890
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	7,543	5,030
Other [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	664	742
Israel [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 92,100	$ 77,000